Loans and Leases - Summary of Financial Effects of Troubled Debt Restructurings (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) Investment	Mar. 31, 2020 USD ($) Investment	Dec. 31, 2020 USD ($) Investment	Dec. 31, 2019 USD ($) Investment	Dec. 31, 2018 USD ($) Investment
Financing Receivable Modifications [Line Items]
Number of loans classified as a non-accrual TDRs | Investment			43,000	73,000	22,000
Pre-Modification Recorded Investment			$ 24,031,000	$ 35,287,000	$ 8,663,000
Post-Modification Recorded Investment			22,590,000	30,816,000	6,355,000
Trouble debt restructuring, charge-off amount			$ 1,441,000	4,471,000	$ 2,308,000
Capitalized interest				$ 3,000
Multi-Family
Financing Receivable Modifications [Line Items]
Number of loans classified as a non-accrual TDRs | Investment	1
Pre-Modification Recorded Investment	$ 7,515,000
Post-Modification Recorded Investment	$ 7,515,000
Weighted Average Interest Rate, Pre-Modification	3.13%
Weighted Average Interest Rate, Post-Modification	3.25%
Trouble debt restructuring, charge-off amount	$ 0
Capitalized interest	$ 0
Commercial Real Estate
Financing Receivable Modifications [Line Items]
Number of loans classified as a non-accrual TDRs | Investment			1,000
Pre-Modification Recorded Investment			$ 15,119,000
Post-Modification Recorded Investment			$ 15,119,000
Weighted Average Interest Rate, Pre-Modification			8.00%
Weighted Average Interest Rate, Post-Modification			3.50%
Commercial and Industrial
Financing Receivable Modifications [Line Items]
Number of loans classified as a non-accrual TDRs | Investment		8	42,000	72,000	21,000
Pre-Modification Recorded Investment		$ 1,920,000	$ 8,912,000	$ 35,156,000	$ 7,763,000
Post-Modification Recorded Investment		$ 1,572,000	$ 7,471,000	$ 30,685,000	$ 5,455,000
Weighted Average Interest Rate, Pre-Modification		3.29%	2.36%	4.31%	3.25%
Weighted Average Interest Rate, Post-Modification		3.24%	2.23%	4.37%	3.13%
Trouble debt restructuring, charge-off amount		$ 348,000	$ 1,441,000	$ 4,471,000	$ 2,308,000
Capitalized interest		$ 0
One-to-Four Family
Financing Receivable Modifications [Line Items]
Number of loans classified as a non-accrual TDRs | Investment				1,000
Pre-Modification Recorded Investment				$ 131,000
Post-Modification Recorded Investment				$ 131,000
Weighted Average Interest Rate, Pre-Modification				5.50%
Weighted Average Interest Rate, Post-Modification				5.50%
Capitalized interest				$ 3,000
Acquisition, Development, and Construction
Financing Receivable Modifications [Line Items]
Number of loans classified as a non-accrual TDRs | Investment					1,000
Pre-Modification Recorded Investment					$ 900,000
Post-Modification Recorded Investment					$ 900,000
Weighted Average Interest Rate, Pre-Modification					4.50%
Weighted Average Interest Rate, Post-Modification					4.50%